POPULAR U.S. GOVERNMENT MONEY MARKET FUND, LLC
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918

October 27, 2025

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Popular U.S. Government Money Market Fund, LLC (the “Registrant”) File Nos. 333-271265/811-23868 Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant, a Puerto Rico limited liability company, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Popular U.S. Government Money Market Fund, LLC, dated October 22, 2025, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on October 22, 2025 (accession number 0001398344-25-019589).

If you have any questions or comments concerning the foregoing, please contact me at (787) 274-4917 or by email at asantos@pmalaw.com.

Sincerely,

/s/ Antonio J. Santos

Antonio J. Santos, Esq.

Secretary of the Registrant